Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129668
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,377	$ 10,305	$ 10,866	$ 11,303	$ 11,618	$ 12,045	$ 12,178	$ 12,178	$ 12,437	$ 11,957	$ 12,360	$ 12,400	$ 12,937	$ 13,403	$ 13,140	$ 13,130	$ 14,446	$ 15,162	$ 15,966	$ 16,813	$ 17,345	$ 17,085	$ 16,495	$ 15,581	$ 14,972	$ 15,220	$ 15,197	$ 15,474	$ 16,051	$ 16,196	$ 17,270	$ 17,720	$ 18,520	$ 18,945	$ 18,966	$ 19,124	$ 20,080	$ 20,735	$ 21,624	$ 22,144
C000129669
Account Value [Line Items]
Accumulated Value	10,000	10,369	10,288	10,850	11,278	11,584	11,993	12,125	12,116	12,365	11,886	12,275	12,315	12,830	13,294	13,023	13,002	14,298	14,988	15,775	16,604	17,121	16,863	16,261	15,346	14,733	14,967	14,942	15,202	15,759	15,901	16,932	17,361	18,146	18,538	18,566	18,707	19,615	20,254	21,101	21,594
C000169045
Account Value [Line Items]
Accumulated Value	500,000	518,851	515,709	543,788	566,078	581,867	603,228	610,340	610,340	623,796	600,247	620,538	623,081	650,039	673,436	660,739	660,210	726,866	762,839	803,794	846,932	873,689	861,676	831,992	785,928	755,788	768,299	767,620	781,610	811,414	819,322	873,683	897,108	938,259	959,785	961,403	970,046	1,018,582	1,052,490	1,097,935	1,125,115
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	522,241	534,647	575,993	588,456	606,127	653,724	669,441	677,086	728,858	689,853	703,243	693,987	738,405	796,715	751,784	773,543	896,730	948,279	1,017,369	1,113,218	1,193,037	1,198,049	1,142,441	1,072,208	1,034,579	1,068,629	1,050,213	1,094,023	1,187,255	1,203,368	1,350,596	1,395,788	1,497,655	1,618,354	1,587,401	1,578,892	1,734,883	1,838,256	1,857,519	2,043,802
S&P Target Date 2030 Index
Account Value [Line Items]
Accumulated Value	10,000	10,350	10,331	10,899	11,243	11,515	12,085	12,202	12,279	12,654	12,100	12,419	12,355	12,867	13,513	13,020	13,061	14,279	14,974	15,675	16,619	17,131	16,921	16,456	15,626	15,021	15,346	15,442	15,720	16,314	16,451	17,542	17,958	18,933	19,311	19,366	19,667	20,816	21,630	22,590	23,404
S&P Target Date 2030 Index
Account Value [Line Items]
Accumulated Value	10,000	10,350	10,331	10,899	11,243	11,515	12,085	12,202	12,279	12,654	12,100	12,419	12,355	12,867	13,513	13,020	13,061	14,279	14,974	15,675	16,619	17,131	16,921	16,456	15,626	15,021	15,346	15,442	15,720	16,314	16,451	17,542	17,958	18,933	19,311	19,366	19,667	20,816	21,630	22,590	23,404
S&P Target Date 2030 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 517,489	$ 516,544	$ 544,932	$ 562,143	$ 575,755	$ 604,238	$ 610,103	$ 613,931	$ 632,692	$ 605,012	$ 620,968	$ 617,774	$ 643,335	$ 675,639	$ 650,979	$ 653,049	$ 713,951	$ 748,717	$ 783,732	$ 830,941	$ 856,565	$ 846,055	$ 822,803	$ 781,315	$ 751,031	$ 767,311	$ 772,109	$ 785,998	$ 815,691	$ 822,562	$ 877,104	$ 897,896	$ 946,654	$ 965,532	$ 968,291	$ 983,329	$ 1,040,790	$ 1,081,487	$ 1,129,507	$ 1,170,203